Income Taxes (Tables) - VIECO USA, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of loss from continuing operations before taxes
	2020	2019
	(In thousands)
U.S. operations	$121,473	$194,592
Foreign operations	26	25
Loss before income taxes	$121,499	$194,617

Schedule of state income tax provision (benefit)
	2020	2019
	(In thousands)
Current
Federal	$—	$—
State	5	5
Foreign	—	—
Total current tax expense	5	5

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—
Total tax expense	$5	$5

Schedule of tax effects of significant items comprising the Company’s deferred taxes
	2020	2019
	(In thousands)
Deferred tax assets
Accrued employee compensation	$2,186	$1,159
NOLs and capital loss carryforwards	87,623	69,139
Credit carryforwards	114,986	106,183
Equity compensation	3,961	3,247
R&D capitalized costs	44,051	32,070
Start-up costs	43,836	44,077
Other	137	106
Total deferred tax assets	$296,780	$255,981

Deferred tax liabilities
Fixed asset basis	$(1,876)	$(1,547)
Other	(236)	(319)
Total deferred tax liabilities	$(2,112)	$(1,866)

Valuation allowance	$(294,668)	$(254,115)
Net deferred taxes	$—	$—

Schedule of federal income tax rate to the Company’s effective tax rate
	Amount	Expiration Years
	(In thousands)
Net operating losses, federal – Expiring	$153,787	2036 – 2037
Net operating losses, federal – Indefinite	95,079	Indefinite
Net operating losses, state	506,204	2037 – 2038
Net operating losses, foreign	48	Indefinite
Tax credits, federal	84,681	2037 – 2040
Tax credits, state	74,749	Indefinite

Schedule of federal income tax rate to the Company’s effective tax rate
	2020	2019
	(In thousands)
Statutory rate	$(25,518)	$(40,872)
State taxes, net of federal benefit	(6,637)	(10,146)
Meals & entertainment	193	277
Permanent adjustments	214	187
Equity compensation	5	(2)
Other deferred adjustment	(4)	—
General business credits	(8,803)	(12,921)
Change in valuation allowance	40,555	63,482
Income tax expense	$5	$5

Schedule of uncertain tax positions
	2020	2019
	(In thousands)
Balance at the beginning of the year	$29,448	$14,851

Increases:
For current year’s tax positions	2,438	6,440
For prior years’ tax position		8,157

Decreases:
For prior years’ tax positions	—	—
Statute of limitations	—	—
Settlements with taxing authorities	—	—
Other decreases	—	—
Gross balance at the end of the year	$31,886	$29,448